Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000029775 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000029775 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029775 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029775 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029775 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029775 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000029775 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029775 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029775 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029775 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029775 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029775 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000029775 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029775 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029775 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029777 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000029777 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029777 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029777 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029777 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029777 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000029777 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029777 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029777 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029777 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029777 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029777 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000029777 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029777 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029777 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029778 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000029778 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029778 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029778 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029778 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029778 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000029778 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029778 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029778 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029778 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029778 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029778 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000029778 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029778 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029778 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251871 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000251871 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000251871 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251871 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000251871 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000251871 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000251871 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251871 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251871 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251871 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251871 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000251871 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000251871 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251871 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251871 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129843 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000129843 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000129843 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000129843 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000129843 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000129843 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000129843 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129843 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129843 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129843 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129843 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000129843 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000129843 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129843 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129843 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029779 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000029779 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029779 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029779 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029779 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029779 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000029779 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029779 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029779 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029779 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029779 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029779 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000029779 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029779 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029779 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029869 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000029869 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029869 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029869 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029869 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029869 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029869 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029869 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029869 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029869 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029869 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000029869 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000029869 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029869 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029871 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000029871 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029871 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029871 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029871 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029871 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029871 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029871 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029871 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029871 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029871 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000029871 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000029871 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029871 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029872 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000029872 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029872 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029872 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029872 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029872 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029872 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029872 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029872 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029872 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029872 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000029872 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000029872 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029872 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029873 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000029873 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029873 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029873 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029873 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029873 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029873 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029873 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029873 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029873 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029873 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000029873 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000029873 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029873 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%